Share-based Payment - Expense Recognized for Employee Services Received (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Expense arising from equity-settled share-based payment transactions		¥ 1,592		¥ 5,301
Total expense arising from share-based payment transactions		¥ 1,592	[1]	¥ 5,301	[1]

[1]	Restated